Exhibit 99.1

KPMG LLP
Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank
SMB Education Funding, LLC (together, the “Company”)
Credit Suisse Securities (USA) LLC
RBC Capital Markets, LLC
J.P. Morgan Securities LLC
(together, with the Company, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2017-A, Private Education Loan-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of student loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 101 of the AICPA’s Code of Professional Conduct, and its interpretations and rulings.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Company’s servicing systems.

•
The term “Data File” means an electronic data file provided to us by the Company on December 19, 2016, containing certain information related to 76,957 student loans as of December 8, 2016 (the “Cutoff Date”).

•
The term “Selected Student Loans” means a sample of student loans that we randomly selected from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 361 student loans, as listed in Exhibit A attached hereto.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•
The term “Supplemental Data File” means an electronic data file provided to us by the Company on January 9, 2017, containing certain Remaining Term information related to the 76,957 student loans in the Data File.

•
The term “School Type Driver File” means a snapshot of the Company’s GOLD_SACHS database table provided to us by the Company on January 11, 2017, containing certain School Type 1 information related to the 76,957 student loans in the Data File.

•
The term “Loan File” means any file containing some or all of the following documents: Promissory Note, #BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CSS Screen, #NM CC Screen, #EDH Screen, #ED2 Screen, #CIS Screen, #NPO Screen, #HDI Screen, #NM CR Screen, #CPH Screen and Branch Categorization Screen. The Loan File, furnished to us by the Company, was represented to be either the original Loan File, a copy of the original Loan File, or electronic records contained within the ATLAS System, ENCORE System or FDR System. We make no representation regarding the validity or accuracy of these documents.

The Company is responsible for the Data File.

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Student Loans. For each Selected Student Loan, we compared the information in the Data File to the information in the Loan File, the Supplemental Data File (related to Remaining Term) or the School Type Driver File (related to School Type 1). The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File, Supplemental Data File or School Type Driver File to the Loan File for each of the attributes identified constituted an exception, except for certain procedures, as detailed below, related to Social Security Number and Signature(s) on the Promissory Note. The Loan File documents are listed in the order of priority until such attribute was compared.

Attributes	Loan File

Social Security Number	Promissory Note within the ENCORE System and instructions provided by the Company described below

Signature(s) on the Promissory Note
Promissory Note within the ENCORE System and instructions provided by the Company described below Note: We performed no procedures to assess compliance with any signatory requirements on the Promissory Note nor to confirm the authenticity of the signatures.

Disbursement Year	“OPEN DATE” column on #BS Screen within the FDR System, or “1st ACTIVE DATE” column on #BS5 Screen within the FDR System

Original Principal Balance
Total of “LOAN DISBURSEMENT” amounts on #CSS Screen within the FDR System if the Selected Student Loan was originated after July 2013, the “FINANCIAL INSTITUTION” column on #NM CC Screen within the FDR System if the Selected Student Loan was originated in or prior to July 2013, or the “TLDSBAMT” column on #HDI Screen within the FDR System, and instructions provided by the Company described below

Attributes	Loan File

Current Principal Balance or Recomputed Current Principal Balance
“ACCOUNT BALANCE” column on #CSS Screen or “TOTAL ACCOUNT BALANCE” column on #CSS Screen less applicable “AMOUNT-PAID” and accrued interest recomputed using Interest Rate on #EDH Screen, “ACCOUNT BALANCE” column on #CSS Screen, “CYCLE DATE” column on #CSS Screen and “EFF-DT” column on #CPH Screen within the FDR System and instructions provided by the Company described below

Loan Type	“#14” column on #NM CC Screen within the FDR System

Loan Status
“MISC FIELD 2” column on #BS3 Screen within the FDR System and “CURR LOAN STAT” column on #EDH Screen within the FDR System, or notation of status change on #CIS Screen within the FDR System, and instructions provided by the Company described below

Current Status End Date (Recomputed Current Status End Date)
“CURR LOAN STAT” column on #EDH Screen within the FDR System and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” columns on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “RPMT BEGIN DT” columns on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “METHOD OVERRIDE END DATE” columns on #CSS Screen and #NPO Screen, respectively, within the FDR System; “CYCLE DATE” and “MATURITY DT” columns on #CSS Screen and #EDH Screen, respectively, within the FDR System; or notation of status change on #CIS Screen within the FDR System, and instructions provided by the Company described below

Remaining Term or Recomputed Remaining Term
“CURR LOAN STAT” column on #EDH Screen within the FDR System, “MISC FIELD 2” column on #BS3 Screen within the FDR System, “#9” on #NM CC Screen within the FDR System, “CYCLE DATE” column on #CSS Screen within the FDR System, “MATURITY DT” column on #EDH Screen within the FDR System, “METHOD OVERRIDE END DATE” column on #NPO Screen within the FDR System, “DUE DATE” column on #CSS Screen within FDR System, or the Supplemental Data File, and instructions provided by the Company described below

Repayment Schedule Type	“MISC FIELD 2” column on #BS3 Screen and “RPMT BEGIN DT” or “CURR LOAN STAT” column on #EDH Screen within the FDR System

Interest Rate	“INT RT” column on #ED2 Screen within the FDR System or notation of benefit related to automatic payment enrollment information on #CIS Screen within the FDR System

Attributes	Loan File

School Code	“MISC FIELD 5” column on #BS3 Screen within the FDR System

School Types 1 and 2 (School Type and Title IV)
“PROGRAM CATEGORY,” “PEPS SCHOOL TYPE,”  “FOR PROFIT/NON-PROFIT” and “PEPS TITLE IV” columns on Branch Categorization Screen within the ATLAS System, or School Type Driver File, and instructions provided by the Company as described below

State of Residence	#BS1 Screen within the FDR System

Recent FICO	“CREDIT BUREAU SCORE” column on #NM CR Screen within the FDR System

Original FICO	“EDS SCR01” column on #HDI Screen within the FDR System

In the event the Promissory Note for a Selected Student Loan was not available in the ENCORE System, we were instructed by the Company to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note for one (1) Selected Student Loan was not available in the ENCORE System. This was not considered an exception.

For purposes of comparing Original Principal Balance and Current Principal Balance, we were instructed by the Company to apply a tolerance of ±$1.00.

For purposes of comparing Current Principal Balance, we were instructed by the Company to compare the “PrincipalBalance” field in the Data File to the “ACCOUNT BALANCE” on the #CSS Screen within the FDR System.  In the event the information did not agree, we were instructed by the Company to recompute the Current Principal Balance (the “Recomputed Current Principal Balane”) as follows:

1.	Read the #CPH Screen within the FDR System to identify if there was a payment made after the “CYCLE DATE” on the #CSS Screen within the FDR System but before the Cutoff Date;

2.
If a payment was made based on procedure (1), recompute the accrued interest as the product of (a) the Interest Rate on the #EDH Screen within the FDR System, (b) “ACCOUNT BALANCE” on the #CSS Screen within the FDR System, and (c) a fraction, the numerator of which is the difference in the number of days between the “CYCLE DATE” on the #CSS Screen and the “EFF-DT” on the #CPH Screen minus one and the denominator of 366 (i.e., the total number of days in the 2016 calendar year); and,

3.
Add the recomputed accrued interest from procedure 2, as applicable, to the “TOTAL ACCOUNT BALANCE” as of “CYCLE DATE” on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the “CYCLE DATE” on the #CSS Screen) and subtract the payment amount stated in the “AMOUNT-PAID” column on #CPH Screen, as applicable, from the result.

We compared the Recomputed Current Principal Balance to the corresponding information appearing in the Data File.

For purposes of comparing Loan Status, we were instructed by the Company to compare Loan Status as follows:

1.
If the repayment type contained in the “MISC FIELD 2” column on the #BS3 Screen within the FDR System indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) and the “CURR LOAN STAT” column on the #EDH Screen within the FDR System did not indicate “DMIP,” the Loan Status was “In-Repayment;”

2.	If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment;” or,

3.
Compare to the status contained in the “CURR LOAN STAT” column on the #EDH Screen within the FDR System. In the event the Loan Status did not agree with the information in the Data File, the Company instructed us to identify a notation of status change on the #CIS Screen within the FDR System.

For purposes of comparing Current Status End Date, we were instructed by the Company to recompute the “CUR_STATUS_END_DT” field (“Recomputed Current Status End Date”) as follows:

1.
If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “SCHL,” recompute the Current Status End Date as the first “CYCLE DATE” on the #CSS Screen after the “CURR: GRAD/SEP DT” on the #EDH Screen within the FDR System;

2.
If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “GRCE,” recompute the Current Status End Date as the first “CYCLE DATE” on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System;

3.
If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “GRPM,” “DMIP,” “DINT,” “DSCH,” “F***” (except “FORP”) or “SSF*,” recompute the Current Status End Date as the first “CYCLE DATE” on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” on the #NPO Screen within the FDR System; or,

4.
If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “RPMT,” “FORP,” “D***” (except “DMIP” and “DSCH”) or “SSP*,” recompute the Current Status End Date as the first “CYCLE DATE” on the #CSS Screen after the “MATURITY DT” on the #EDH Screen within the FDR System.

For purposes of comparing Remaining Term, we were instructed by the Company to compare or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

1.
If the “CURR LOAN STAT” on the #EDH Screen within the FDR System indicated “In-School” or “In-Grace” and the “MISC FIELD 2” column on the #BS3 Screen within the FDR System indicated “Deferred Loan,”  compare to the value in column “#9” contained on the #NM CC Screen within the FDR System;

2.
If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System started with a “D” or “F,” recompute as the difference in months1 between the next “CYCLE DATE” on the #CSS Screen within the FDR System and the first “CYCLE DATE” on the #CSS Screen following the “MATURITY DT” on the #EDH Screen;

3.
If the “CURR LOAN STAT” column on the #EDH Screen within FDR System started with a “D” and the “MISC FIELD 2” column on the #BS3 Screen within the FDR System was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current “CYCLE DATE” on the #CSS Screen within the FDR System and the “METHOD OVERRIDE END DATE” column on the #NPO Screen within the FDR System;

4.
If the Cutoff Date was later than the current “DUE DATE” on the #CSS Screen within the FDR System, recompute as (a) the difference in months1 between the current “CYCLE DATE” on the #CSS Screen within the FDR System as of the Cutoff Date and the first “CYCLE DATE” on the #CSS Screen following the “MATURITY DT” on the #EDH Screen, minus (b) one; or,

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

5.	Compare to Remaining Term contained in the Supplemental Data File.

For purposes of comparing School Type 1 (School Type) and School Type 2 (Title IV), we were instructed by the Company to input the School Code in the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, we were instructed to compare School Types 1 and 2 as follows:

1.	If the “PROGRAM CATEGORY” column within the ATLAS System was “4” or “H” and the “PEPS SCHOOL TYPE” column within the ATLAS System was not blank, School Type 1 was “4 year;”

2.	If the “PROGRAM CATEGORY” column within the ATLAS System was “2” and the “PEPS SCHOOL TYPE” column within the ATLAS System was not blank, School Type 1 was “2 year;”

3.	If the “PROGRAM CATEGORY” column within the ATLAS System was “T” and the “PEPS SCHOOL TYPE” column within the ATLAS System was not blank, School Type 1 was “Trade School;”

4.	If the “PROGRAM CATEGORY” column within the ATLAS System was “4,” “H,” “2” or “T” and the “PEPS SCHOOL TYPE” column within the ATLAS System was blank, School Type 1 was “Other Type;”

5.	If the “FOR PROFIT/NON-PROFIT” column within the ATLAS System was “For Profit” and the “PEPS TITLE IV” column within the ATLAS System was “Yes,” School Type 2 was “Title IV – For Profit;”

6.	If the “FOR PROFIT/NON-PROFIT” column within the ATLAS System was “For Profit” and the “PEPS TITLE IV” column within the ATLAS System was “No,” School Type 2 was “Non-Title IV – For Profit;”

7.	If the “FOR PROFIT/NON-PROFIT” column within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” column within the ATLAS System was “Yes,” School Type 2 was “Title IV – Not For Profit;” and,

8.	If the “FOR PROFIT/NON-PROFIT” column within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” column within the ATLAS System was “No,” School Type 2 was “Non-Title IV – Not For Profit.”

In the event the School Type 1 information did not agree to the information indicated in the Data File, the Company instructed us to compare the School Type 1 to the information contained in the School Type Driver File provided by the Company.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination, or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File, the Supplemental Data File, the School Type Driver File, or provided by the Company, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans, (ii) the reliability or accuracy of the Loan Files, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

January 17, 2017

Exhibit A
The Selected Students Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	2017A001	51	2017A051	101	2017A101	151	2017A151
2	2017A002	52	2017A052	102	2017A102	152	2017A152
3	2017A003	53	2017A053	103	2017A103	153	2017A153
4	2017A004	54	2017A054	104	2017A104	154	2017A154
5	2017A005	55	2017A055	105	2017A105	155	2017A155
6	2017A006	56	2017A056	106	2017A106	156	2017A156
7	2017A007	57	2017A057	107	2017A107	157	2017A157
8	2017A008	58	2017A058	108	2017A108	158	2017A158
9	2017A009	59	2017A059	109	2017A109	159	2017A159
10	2017A010	60	2017A060	110	2017A110	160	2017A160
11	2017A011	61	2017A061	111	2017A111	161	2017A161
12	2017A012	62	2017A062	112	2017A112	162	2017A162
13	2017A013	63	2017A063	113	2017A113	163	2017A163
14	2017A014	64	2017A064	114	2017A114	164	2017A164
15	2017A015	65	2017A065	115	2017A115	165	2017A165
16	2017A016	66	2017A066	116	2017A116	166	2017A166
17	2017A017	67	2017A067	117	2017A117	167	2017A167
18	2017A018	68	2017A068	118	2017A118	168	2017A168
19	2017A019	69	2017A069	119	2017A119	169	2017A169
20	2017A020	70	2017A070	120	2017A120	170	2017A170
21	2017A021	71	2017A071	121	2017A121	171	2017A171
22	2017A022	72	2017A072	122	2017A122	172	2017A172
23	2017A023	73	2017A073	123	2017A123	173	2017A173
24	2017A024	74	2017A074	124	2017A124	174	2017A174
25	2017A025	75	2017A075	125	2017A125	175	2017A175
26	2017A026	76	2017A076	126	2017A126	176	2017A176
27	2017A027	77	2017A077	127	2017A127	177	2017A177
28	2017A028	78	2017A078	128	2017A128	178	2017A178
29	2017A029	79	2017A079	129	2017A129	179	2017A179
30	2017A030	80	2017A080	130	2017A130	180	2017A180
31	2017A031	81	2017A081	131	2017A131	181	2017A181
32	2017A032	82	2017A082	132	2017A132	182	2017A182
33	2017A033	83	2017A083	133	2017A133	183	2017A183
34	2017A034	84	2017A084	134	2017A134	184	2017A184
35	2017A035	85	2017A085	135	2017A135	185	2017A185
36	2017A036	86	2017A086	136	2017A136	186	2017A186
37	2017A037	87	2017A087	137	2017A137	187	2017A187
38	2017A038	88	2017A088	138	2017A138	188	2017A188
39	2017A039	89	2017A089	139	2017A139	189	2017A189
40	2017A040	90	2017A090	140	2017A140	190	2017A190
41	2017A041	91	2017A091	141	2017A141	191	2017A191
42	2017A042	92	2017A092	142	2017A142	192	2017A192
43	2017A043	93	2017A093	143	2017A143	193	2017A193
44	2017A044	94	2017A094	144	2017A144	194	2017A194
45	2017A045	95	2017A095	145	2017A145	195	2017A195
46	2017A046	96	2017A096	146	2017A146	196	2017A196
47	2017A047	97	2017A097	147	2017A147	197	2017A197
48	2017A048	98	2017A098	148	2017A148	198	2017A198
49	2017A049	99	2017A099	149	2017A149	199	2017A199
50	2017A050	100	2017A100	150	2017A150	200	2017A200

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
201	2017A201	242	2017A242	283	2017A283	324	2017A324
202	2017A202	243	2017A243	284	2017A284	325	2017A325
203	2017A203	244	2017A244	285	2017A285	326	2017A326
204	2017A204	245	2017A245	286	2017A286	327	2017A327
205	2017A205	246	2017A246	287	2017A287	328	2017A328
206	2017A206	247	2017A247	288	2017A288	329	2017A329
207	2017A207	248	2017A248	289	2017A289	330	2017A330
208	2017A208	249	2017A249	290	2017A290	331	2017A331
209	2017A209	250	2017A250	291	2017A291	332	2017A332
210	2017A210	251	2017A251	292	2017A292	333	2017A333
211	2017A211	252	2017A252	293	2017A293	334	2017A334
212	2017A212	253	2017A253	294	2017A294	335	2017A335
213	2017A213	254	2017A254	295	2017A295	336	2017A336
214	2017A214	255	2017A255	296	2017A296	337	2017A337
215	2017A215	256	2017A256	297	2017A297	338	2017A338
216	2017A216	257	2017A257	298	2017A298	339	2017A339
217	2017A217	258	2017A258	299	2017A299	340	2017A340
218	2017A218	259	2017A259	300	2017A300	341	2017A341
219	2017A219	260	2017A260	301	2017A301	342	2017A342
220	2017A220	261	2017A261	302	2017A302	343	2017A343
221	2017A221	262	2017A262	303	2017A303	344	2017A344
222	2017A222	263	2017A263	304	2017A304	345	2017A345
223	2017A223	264	2017A264	305	2017A305	346	2017A346
224	2017A224	265	2017A265	306	2017A306	347	2017A347
225	2017A225	266	2017A266	307	2017A307	348	2017A348
226	2017A226	267	2017A267	308	2017A308	349	2017A349
227	2017A227	268	2017A268	309	2017A309	350	2017A350
228	2017A228	269	2017A269	310	2017A310	351	2017A351
229	2017A229	270	2017A270	311	2017A311	352	2017A352
230	2017A230	271	2017A271	312	2017A312	353	2017A353
231	2017A231	272	2017A272	313	2017A313	354	2017A354
232	2017A232	273	2017A273	314	2017A314	355	2017A355
233	2017A233	274	2017A274	315	2017A315	356	2017A356
234	2017A234	275	2017A275	316	2017A316	357	2017A357
235	2017A235	276	2017A276	317	2017A317	358	2017A358
236	2017A236	277	2017A277	318	2017A318	359	2017A359
237	2017A237	278	2017A278	319	2017A319	360	2017A360
238	2017A238	279	2017A279	320	2017A320	361	2017A361
239	2017A239	280	2017A280	321	2017A321
240	2017A240	281	2017A281	322	2017A322
241	2017A241	282	2017A282	323	2017A323

Note: The Company has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.